Personnel Benefits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Salaries	$ 9,816,527	$ 9,575,758	$ 10,353,649
Other short term personnel benefits	2,959,144	2,515,478	2,244,026
Social Security Charges Expense	2,865,510	2,828,786	2,987,533
Personnel compensations and rewards	528,797	1,348,724	1,168,711
Personnel services	364,707	351,705	401,227
Other long term benefits	118,799	73,102	68,505
Fees to Bank Directors and Supervisory Committee	16,341	30,773	24,647
Termination benefits	3,016	24,470	14,559
Total Personnel Benefits	$ 16,672,841	$ 16,748,796	$ 17,262,857